Accounts receivable, prepayments, deposits and other receivables - Summary of Detailed Information of Accounts receivable, prepayments, deposits and other receivables (Detail) - USD ($) $ in Thousands		Apr. 30, 2023	Apr. 30, 2022		May 01, 2021	[1]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable from hotel operations, hospitality and VIP services		$ 988
Total accounts receivable		9,803	$ 5,039	[1]	$ 8,941
Consideration receivable on disposal of financial assets at FVTPL			32,520
Prepayments	[2]	501	349
Deposits		141
Note receivables	[3]	150	677
Other receivables	[4]	6,886	1,488
Deferred issue costs			1,907
Prepayments, deposits and other receivables		7,678	36,941
Digital solutions services—financial services [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Commission receivable from digital solutions services—financial services		274	201
Digital solutions services—non-financial services [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable arising from the digital solutions services—non financial services		$ 8,541	$ 4,838

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.
[2]	As of April 30, 2022 and 2023, prepayments mainly included employment incentive paid to the employees amounting to US$196 and US$101, respectively, which are paid at the beginning of the employment contracts, and repayable by the employees on a pro rata basis upon early termination of the employment contracts. Such amounts are amortized over the relevant period on a straight line basis accordingly.
[3]	As of April 30, 2023 and 2022, the amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to 8% and have original maturity of 2 years.
[4]	The amount as of April 30, 2023 mainly represents interest receivables of US$6,218 which is fully settled subsequently in May 2023.